Rule 497(k)(1)(iii)(b)
                                                 File Nos. 33-58004 and 811-7474

                                                      SUPPLEMENT TO
                                                      SEPTEMBER 15, 1998
BOSTON 1784 MONEY MARKET FUNDS                        PROFILE
================================================================================

PERFORMANCE UPDATE AS OF SEPTEMBER 30, 1998

The information below updates information appearing on pages 5 and 6 of the Profile, and should be read along with the Profile. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT A FUND'S PERFORMANCE IN PAST YEARS IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL DO IN THE FUTURE.


TAX-FREE MONEY MARKET FUND
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of September 30, 1998)
--------------------------------------------------------------------------------
                              1 YEAR      LIFE OF FUND
                                         (SINCE 6/14/93)
Tax-Free Money                3.24%         3.16%
Market Fund

IBC/Financial Data            3.03%         2.82%*
Stockbroker and General
Purpose Tax-Free Average
================================================================================
*(since 5/31/93)
The Fund's 7-day yield for the week ending September 30, 1998 was 3.46%.


U.S. TREASURY MONEY
MARKET FUND
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of September 30, 1998)
--------------------------------------------------------------------------------
                              1 YEAR      LIFE OF FUND
                                         (SINCE 6/7/93)
U.S. Treasury Money           5.01%        4.54%
Market Fund

IBC/Financial Data U.S.       5.01%        4.47%*
Government & Agencies Average
================================================================================
*(since 5/31/93)
The Fund's 7-day yield for the week ending September 30, 1998 was 4.65%.


INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of September 30, 1998)
--------------------------------------------------------------------------------
                              1 YEAR     LIFE OF FUND
                                        (SINCE 6/14/93)
Institutional U.S. Treasury   5.35%         4.87%
Money Market Fund

IBC/Financial Data            5.25%         4.76%*
Government-Only
Institutional-Only Average
================================================================================
*(since 5/30/93)
The Fund's 7-day yield for the week ending September 30, 1998 was 5.01%.


PRIME MONEY MARKET FUND
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of September 30, 1998)
--------------------------------------------------------------------------------
                         1 YEAR  5 YEARS   LIFE OF FUND
                                          (SINCE 6/6/91)
Prime Money              5.16%   4.78%      4.44%
Market Fund

IBC/Financial Data       5.01%   4.60%      4.47%*
First Tier Money
Market Average
================================================================================
*(since 5/31/91)
The Fund's 7-day yield for the week ending September 30, 1998 was 4.98%.


          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

                                                       SUPPLEMENT TO
BOSTON 1784 MONEY MARKET FUNDS                         FUND INFORMATION
================================================================================

UPDATE TO GRAPHS AS OF SEPTEMBER 30, 1998

The information below updates the graphs appearing in Fund Information attached to the Profile, and should be read along with Fund Information.

COMPARISON OF BOSTON 1784 U.S. TREASURY MONEY MARKET FUND TO BANK RATES

      BOSTON 1784 U.S. TREASURY MONEY MARKET FUND*:           4.65%

      MONEY MARKET DEPOSIT ACCOUNTS+:                         2.49%


COMPARISON OF BOSTON 1784 PRIME MONEY MARKET FUND TO BOSTON 1784 U.S. TREASURY MONEY MARKET FUND

      BOSTON 1784 PRIME MONEY MARKET FUND*:                   4.98%

      BOSTON 1784 U.S. TREASURY MONEY MARKET FUND*:           4.65%


COMPARISON OF TAX-EQUIVALENT YIELDS FOR VARIOUS TAX BRACKETS TO THE ALL-TAXABLE MONEY MARKET FUNDS AVERAGE

      BOSTON 1784 TAX-FREE MONEY MARKET FUND TAX-EQUIVALENT YIELD*:
                            AT 28%                            4.81%
                            AT 31%                            5.01%
                            AT 36%                            5.41%
                            AT 39.6%                          5.73%

      ALL-TAXABLE MONEY MARKET FUNDS AVERAGE++:               4.93%

      Boston 1784 Tax-Free Money Market Fund*:                3.46%


*  7-DAY CURRENT YIELD AS OF SEPTEMBER 30, 1998

+ SOURCE: BANK RATE MONITOR, INC., N. PALM BEACH, FL 33408. MMDA RATES ARE A NATIONAL AVERAGE OF THE TOP 25 MARKETS. RATES ARE AS OF THE LAST WEEK IN SEPTEMBER, 1998.

++ SOURCE: IBC FINANCIAL DATA, INC.


NOT PART OF THE PROFILE